Commitments and Contingent Liabilities - Schedule of Minimum Annual Rental Payments, under Non-Cancelable Lease Agreements (Detail) $ in Thousands	Mar. 31, 2018 USD ($)
Commitments And Contingencies Disclosure [Abstract]
3/31/2019	$ 1,778
3/31/2020	697
3/31/2021	255
3/31/2022	70
Total minimum annual rental payments, under non-cancelable lease agreements	$ 2,800